OTHER NON-CURRENT ASSETS, NET - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended				24 Months Ended
	Apr. 30, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Apr. 08, 2020
Additional information
Interest income		$ 1,456	¥ 9,501	¥ 5,379	¥ 6,652
Dongyuan
Additional information
Annual interest rate of loan agreements						5.00%
Outstanding principle			42,600			¥ 42,600
Interest receivable			1,571			1,571
Allowance upon deposit loans and interest receivable			0			0
Ten Tutoring Centers controlled by Beijing Xinganxian
Additional information
Long-term receivables			13,723			13,723
Interest income			1,925	¥ 958
Hebi School
Additional information
Ownership (as a percent)	51.00%						51.00%
Long-term Deposit	¥ 40,000		40,000			¥ 40,000
Interest on security deposit, percentage	10
Interest On Security Deposit, Value			¥ 5,758